DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				1 Months Ended	12 Months Ended
	Dec. 27, 2022 $ / shares shares	Sep. 07, 2022 USD ($) shares	Sep. 09, 2020 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) tranche $ / shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 09, 2022 USD ($)	Aug. 05, 2022 $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash					$ 2,880,254	$ 6,007,575
Net Cash Provided by (Used in) Operating Activities					(10,227,730)	(7,806,795)
Net Income (Loss) Attributable to Parent					(14,129,101)	(9,383,975)
Retained Earnings (Accumulated Deficit)					$ (61,192,308)	$ (47,063,207)
Preferred Stock, Par or Stated Value Per Share | $ / shares								$ 0.0001
Series A Preferred Stock [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001	$ 0.0001
Tailwind Acquisition Corp.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Transaction costs					$ 18,847,894
Cash underwriting fee					6,684,314
Deferred underwriting fee payable					11,697,550	$ 11,697,550
Other offering cost					466,030
Cash					4,749	479,694
Net Cash Provided by (Used in) Operating Activities					(1,181,593)	(1,749,104)
Net Income (Loss) Attributable to Parent					11,141,409	17,789,488
Retained Earnings (Accumulated Deficit)					$ (18,866,397)	$ (28,591,245)
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001	$ 0.0001
Working capital deficit					$ 4,719,256
Convertible note - related party, Outstanding balance					600,000
Tailwind Acquisition Corp. | Legacy Nuburu
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash					2,880,254
Net Cash Provided by (Used in) Operating Activities					(10,227,730)
Net Income (Loss) Attributable to Parent					(14,129,101)
Retained Earnings (Accumulated Deficit)					$ (61,192,308)
Tailwind Acquisition Corp. | Unsecured promissory note - Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Conversion price per warrant | $ / shares					$ 1
Initial maximum borrowing capacity of the note							$ 600,000
Additional Drawdown Amount					$ 150,000
Number of equal tranches | tranche					2
Tailwind Acquisition Corp. | Class A Common Stock Subject to Redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares	2,916,653	30,188,729
Redemption value per share | $ / shares	$ 10.13
Aggregate redemption amount		$ 302,873,885			$ 302,873,885
Tailwind Acquisition Corp. | Class A Common Stock Subject to Redemption | Subsequent Event [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares				2,916,653
Redemption value per share | $ / shares				$ 10.24
Estimated aggregate redemption amount				$ 29,600,000
Aggregate redemption amount				$ 29.9
Tailwind Acquisition Corp. | IPO [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued | shares			33,421,570
Share issued price | $ / shares			$ 10
Proceeds from issuance of shares			$ 334,215,700
Maturity term of U.S. government securities			185 days
Tailwind Acquisition Corp. | Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued | shares			3,421,570
Tailwind Acquisition Corp. | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase the shares issued (in shares) | shares			9,700,000
Price of warrants | $ / shares			$ 1
Proceeds from issuance of warrants			$ 9,700,000